New accounting guidance	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
New accounting guidance
2.	New accounting guidance

On January 1, 2012 the company adopted new accounting guidance issued by the Financial Accounting Standards Board (“FASB”) regarding the presentation of comprehensive income. The new guidance requires the presentation of items of net income and comprehensive income in either a single continuous financial statement or in two separate but consecutive financial statements. The company elected to present the items of net income and comprehensive income in two separate but consecutive financial statements. The impact of adoption did not have a material effect on the company’s consolidated financial statements.

In December 2011, the FASB issued new accounting guidance regarding additional disclosures for financial instruments that are offset including the gross amount of the asset and liability as well as the impact of any net amount presented in the consolidated financial statements. These provisions are effective for fiscal and interim periods beginning on or after January 1, 2013. The impact of adoption will not have a material effect on the company’s consolidated financial statements.

During the three months ended March 31, 2012, there were no other new accounting standards issued by the FASB that would have an impact on the company’s consolidated financial statements.

New accounting guidance

In June 2011, the Financial Accounting Standards Board (the “FASB”) issued new accounting guidance regarding the presentation of comprehensive income. The new guidance requires the presentation of items of net income and comprehensive income in either a single continuous financial statement or in two separate but consecutive financial statements. This accounting guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The impact of adoption did not have a material effect on the company’s consolidated financial statements.

In September 2011, the FASB issued new accounting guidance regarding the testing of goodwill for impairment. The new guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the required annual goodwill impairment test. This accounting guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011; however, early adoption is permitted. The company adopted the above provisions for its annual goodwill test performed in 2011. The impact of adoption did not have an effect on the company’s consolidated financial statements.

In December 2011, the FASB issued new accounting guidance regarding additional disclosures for financial instruments that are offset including the gross amount of the asset and liability as well as the impact of any net amount presented in the consolidated financial statements. These provisions are effective for fiscal and interim periods beginning on or after January 1, 2013. The impact of adoption will not have a material effect on the company’s consolidated financial statements.

There were no other accounting standards issued in 2011 that had or are expected to have a material impact on the company’s financial position or results of operations.